Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Mar. 31, 2012
ASSETS:
Cash And Cash Equivalents	$ 7,903,950	$ 9,331,372
Certificates Of Deposit With Other Banks	1,728,567	1,727,210
Investment And Mortgage-Backed Securities:
Available For Sale: (Amortized Cost of $343,421,858 and $333,387,779 at March 31, 2012 and 2011, Respectively)	354,916,216	353,954,857
Held To Maturity: (Fair Value of $69,965,869 and $34,122,925 at March 31, 2012 and 2011, Respectively)	76,072,262	67,676,210
Total Investments And Mortgage-Backed Securities	430,988,478	421,631,067
Loans Receivable, Net:
Held For Sale	4,770,760	2,671,771
Held For Investment: (Net of Allowance of $14,615,198 and $12,501,800 at March 31, 2012 and 2011, Respectively)	392,935,060	425,838,835
Total Loans Receivable, Net	397,705,820	428,510,606
Accrued Interest Receivable:
Loans	1,242,072	1,718,252
Mortgage-Backed Securities	901,423	987,911
Investment Securities	1,131,262	793,655
Total Accrued Interest Receivable	3,274,757	3,499,818
Premises And Equipment, Net	17,917,897	18,726,299
FHLB Stock, At Cost	6,178,700	8,471,100
Repossessed Assets Acquired In Settlement Of Loans	6,754,425	14,160,099
Bank Owned Life Insurance	11,151,305	10,836,305
Intangible Assets, Net	61,974	99,477
Goodwill	1,199,754	1,199,754
Other Assets	5,488,960	6,443,501
Total Assets	890,354,587	924,636,608
Liabilities:
Deposit Accounts	676,338,653	696,201,056
Advances From FHLB	105,257,182	122,069,802
Other Borrowings	9,317,244	9,801,386
Junior Subordinated Debentures	5,155,000	5,155,000
Advance Payments By Borrowers For Taxes And Insurance	189,424	350,464
Senior Convertible Debentures	6,084,000	6,084,000
Other Liabilities	5,420,600	4,203,014
Total Liabilities	807,762,103	843,864,722
Commitments (Notes 5 and 19)
Shareholders' Equity:
Serial Preferred Stock, $.01 Par Value; Authorized 200,000 Shares; Issued And Outstanding, 22,000 At March 31, 2012 And 2011, Respectively	22,000,000	22,000,000
Common Stock, $.01 Par Value; Authorized 5,000,000 Shares; Issued And Outstanding Shares, 3,144,934 And 2,944,001, Respectively, At March 31, 2012 And 2011	31,449	31,449
Warrant Issued In Conjunction With Serial Preferred Stock	400,000	400,000
Additional Paid-In Capital	11,630,717	11,626,245
Treasury Stock, At Cost (200,933 Shares At March 31, 2012 And 2011, Respectively)	(4,330,712)	(4,330,712)
Accumulated Other Comprehensive Income	7,431,310	6,533,573
Retained Earnings	45,429,720	44,511,331
Total Shareholders' Equity	82,592,484	80,771,886
Total Liabilities And Shareholders' Equity	$ 890,354,587	$ 924,636,608